STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc.	119,558	[a]	967,224
Dana, Inc.	127,885		1,734,121
Dorman Products, Inc.	28,633	[a]	2,331,013
Gentherm, Inc.	33,646	[a]	1,620,055
LCI Industries	25,736	[b]	2,863,902
Patrick Industries, Inc.	21,251		2,133,388
Phinia, Inc.	47,627		1,440,240
Standard Motor Products, Inc.	19,223		775,648
Winnebago Industries, Inc.	29,841		1,961,151
XPEL, Inc.	21,814	[a]	1,165,958
			16,992,700
Banks - 9.2%
Ameris Bancorp	66,100		3,281,204
Atlantic Union Bankshares Corp.	76,173		2,602,070
Axos Financial, Inc.	52,042	[a]	2,884,688
Banc of California, Inc.	130,656		1,800,440
BancFirst Corp.	14,786		1,308,709
Bank of Hawaii Corp.	40,364		2,552,216
BankUnited, Inc.	75,255		2,126,706
Banner Corp.	34,192		1,592,663
Berkshire Hills Bancorp, Inc.	43,131		1,035,144
Brookline Bancorp, Inc.	89,594		969,407
Capitol Federal Financial, Inc.	126,320		800,869
Cathay General Bancorp	73,929		3,043,657
Central Pacific Financial Corp.	27,408		528,152
City Holding Co.	15,277		1,561,462
Community Bank System, Inc.	54,195		2,480,505
Customers Bancorp, Inc.	28,836	[a]	1,540,996
CVB Financial Corp.	134,233		2,251,087
Dime Community Bancshares, Inc.	37,258		849,855
Eagle Bancorp, Inc.	29,811		739,015
FB Financial Corp.	35,906		1,337,498
First BanCorp.	42,007		1,451,762
First BanCorp.	175,125		2,921,085
First Commonwealth Financial Corp.	104,284		1,461,019
First Financial Bancorp	95,572		2,142,724
First Hawaiian, Inc.	128,916		2,796,188
Fulton Financial Corp.	166,369		2,593,693
Hanmi Financial Corp.	31,490		527,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Banks - 9.2% (continued)
Heritage Financial Corp.	35,470		714,720
Hilltop Holdings, Inc.	47,014		1,480,471
Hope Bancorp, Inc.	121,811		1,349,666
Independent Bank Corp.	44,526		2,497,463
Independent Bank Group, Inc.	36,138		1,747,272
Lakeland Financial Corp.	26,131		1,749,732
National Bank Holdings Corp., Cl. A	38,077		1,332,695
NBT Bancorp, Inc.	48,379		1,720,841
Northfield Bancorp, Inc.	40,207		483,690
Northwest Bancshares, Inc.	129,712		1,604,537
OFG Bancorp	47,264		1,737,897
Pacific Premier Bancorp, Inc.	97,114		2,463,782
Park National Corp.	14,760		1,928,837
Pathward Financial, Inc.	26,621		1,378,435
Preferred Bank	12,832		921,851
Provident Financial Services, Inc.	76,137		1,260,067
Renasant Corp.	56,353		1,782,445
S&T Bancorp, Inc.	39,155		1,305,428
Seacoast Banking Corp. of Florida	85,932		2,110,490
ServisFirst Bancshares, Inc.	49,634		3,332,427
Simmons First National Corp., Cl. A	126,275		2,400,488
Southside Bancshares, Inc.	29,443		921,566
Stellar Bancorp, Inc.	47,541		1,189,951
The Bancorp, Inc.	54,201	[a]	2,365,332
Tompkins Financial Corp.	12,796		631,994
Triumph Financial, Inc.	22,226	[a]	1,570,267
TrustCo Bank Corp.	19,510		563,839
Trustmark Corp.	61,342		1,655,621
United Community Banks, Inc.	120,015		3,281,210
Veritex Holdings, Inc.	55,102		1,157,693
WaFd, Inc.	65,023		1,888,268
Westamerica Bancorporation	27,377		1,306,430
WSFS Financial Corp.	61,383		2,732,157
			103,747,833
Capital Goods - 11.9%
3D Systems Corp.	136,217	[a]	652,479
AAON, Inc.	68,379		4,797,471
AAR Corp.	33,614	[a]	2,044,404
AeroVironment, Inc.	26,720	[a]	3,223,501
Alamo Group, Inc.	10,435		2,215,142
Albany International Corp., Cl. A	31,545		2,804,666
American Woodmark Corp.	16,846	[a]	1,537,703
Apogee Enterprises, Inc.	22,218		1,173,333
Applied Industrial Technologies, Inc.	39,252		6,926,408

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 11.9% (continued)
Arcosa, Inc.	49,634		3,885,350
Armstrong World Industries, Inc.	44,671		4,431,810
Astec Industries, Inc.	23,148		824,069
AZZ, Inc.	25,473		1,590,789
Barnes Group, Inc.	52,012		1,722,117
Boise Cascade Co.	40,111		5,433,436
DNOW, Inc.	108,664	[a]	1,096,420
DXP Enterprises, Inc.	14,114	[a]	454,753
Dycom Industries, Inc.	29,852	[a]	3,334,468
Encore Wire Corp.	16,046		3,618,373
Enerpac Tool Group Corp.	54,662	[a]	1,707,094
EnPro, Inc.	21,255		3,175,072
ESCO Technologies, Inc.	26,147		2,663,595
Federal Signal Corp.	61,710		4,750,436
Franklin Electric Co., Inc.	40,005		3,770,871
Gibraltar Industries, Inc.	30,750	[a]	2,488,290
GMS, Inc.	41,253	[a]	3,471,852
Granite Construction, Inc.	44,354		2,000,809
Griffon Corp.	41,447		2,414,702
Hayward Holdings, Inc.	128,517	[a]	1,609,033
Hillenbrand, Inc.	71,086		3,310,475
Insteel Industries, Inc.	19,851		687,440
John Bean Technologies Corp.	32,217		3,181,751
Kaman Corp.	28,407		1,279,735
Kennametal, Inc.	80,895		1,983,545
Lindsay Corp.	11,277		1,467,250
Masterbrand, Inc.	127,930	[a]	1,799,975
Mercury Systems, Inc.	52,312	[a]	1,551,574
Moog, Inc., Cl. A	29,278		4,093,064
Mueller Industries, Inc.	115,749		5,555,952
MYR Group, Inc.	16,920	[a]	2,433,942
National Presto Industries, Inc.	5,669	[a]	448,815
PGT Innovations, Inc.	58,142	[a]	2,396,613
Powell Industries, Inc.	9,441		1,119,042
Proto Labs, Inc.	26,456	[a]	954,797
Quanex Building Products Corp.	33,236		1,037,628
Resideo Technologies, Inc.	147,907	[a]	2,480,400
Rush Enterprises, Inc., Cl. A	62,401		2,802,429
SPX Technologies, Inc.	46,257	[a]	4,655,304
Standex International Corp.	11,979		1,768,819
SunPower Corp.	86,894	[a,b]	263,289
Tennant Co.	18,744		1,771,683
The Greenbrier Companies, Inc.	31,927		1,451,401
Titan International, Inc.	50,534	[a]	745,882

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 11.9% (continued)
Trinity Industries, Inc.	82,380		2,071,033
Triumph Group, Inc.	78,398	[a]	1,270,048
Vicor Corp.	23,151	[a]	872,098
Wabash National Corp.	46,566		1,178,120
			134,450,550
Commercial & Professional Services - 3.4%
ABM Industries, Inc.	66,524		2,713,514
Brady Corp., Cl. A	45,503		2,740,646
CoreCivic, Inc.	116,511	[a]	1,656,786
CSG Systems International, Inc.	28,661		1,441,935
Deluxe Corp.	44,368		838,999
Enviri Corp.	83,769	[a]	721,251
Forrester Research, Inc.	11,359	[a]	289,427
Healthcare Services Group, Inc.	72,789	[a]	687,128
Heidrick & Struggles International, Inc.	20,007		599,610
HNI Corp.	46,786		1,905,126
Interface, Inc.	59,000		732,190
Kelly Services, Inc., Cl. A	32,604		670,012
Korn Ferry	53,452		3,136,029
Liquidity Services, Inc.	23,089	[a]	402,903
Matthews International Corp., Cl. A	31,216		1,027,006
MillerKnoll, Inc.	75,507		2,007,731
NV5 Global, Inc.	12,992	[a]	1,362,731
Openlane, Inc.	110,084	[a]	1,549,983
Pitney Bowes, Inc.	157,284		646,437
Resources Connection, Inc.	32,571		438,406
The GEO Group, Inc.	124,255	[a]	1,381,716
TrueBlue, Inc.	31,413	[a]	432,871
TTEC Holdings, Inc.	18,483	[a]	376,684
UniFirst Corp.	15,260		2,585,349
Verra Mobility Corp.	168,038	[a]	4,017,789
Vestis Corp.	132,484		2,835,158
Viad Corp.	21,334	[a]	705,302
			37,902,719
Consumer Discretionary Distribution & Retail - 5.1%
Abercrombie & Fitch Co., Cl. A	51,290	[a]	5,226,451
Academy Sports & Outdoors, Inc.	75,541		4,738,687
Advance Auto Parts, Inc.	60,586		4,050,174
American Eagle Outfitters, Inc.	188,923		3,744,454
America's Car-Mart, Inc.	5,976	[a]	363,879
Asbury Automotive Group, Inc.	20,834	[a]	4,355,556
Boot Barn Holdings, Inc.	30,577	[a,b]	2,193,594
Caleres, Inc.	34,261		1,074,768
Designer Brands, Inc., Cl. A	46,908		402,002

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Discretionary Distribution & Retail - 5.1% (continued)
Foot Locker, Inc.	82,910		2,334,746
Group 1 Automotive, Inc.	14,064		3,657,484
Guess?, Inc.	27,718		619,220
Haverty Furniture Cos., Inc.	13,222		448,226
Hibbett, Inc.	12,571		837,857
Kohl's Corp.	112,403		2,895,501
Leslie's, Inc.	187,264	[a]	1,256,541
MarineMax, Inc.	20,449	[a]	572,572
Monro, Inc.	31,286		996,772
National Vision Holdings, Inc.	80,298	[a]	1,526,465
Sally Beauty Holdings, Inc.	110,261	[a]	1,358,416
Shoe Carnival, Inc.	18,390		468,945
Signet Jewelers Ltd.	45,421		4,518,481
Sonic Automotive, Inc., Cl. A	15,219		769,473
The Buckle, Inc.	30,141		1,120,944
The ODP Corp.	33,472	[a]	1,711,758
Upbound Group, Inc.	45,615		1,514,418
Urban Outfitters, Inc.	57,242	[a]	2,175,196
Victoria's Secret & Co.	78,059	[a,b]	2,033,437
			56,966,017
Consumer Durables & Apparel - 5.0%
Cavco Industries, Inc.	7,864	[a]	2,610,219
Century Communities, Inc.	28,325		2,455,777
Ethan Allen Interiors, Inc.	23,288		678,379
G-III Apparel Group Ltd.	41,355	[a]	1,244,372
Green Brick Partners, Inc.	26,082	[a]	1,360,698
Hanesbrands, Inc.	359,410	[a]	1,617,345
Installed Building Products, Inc.	23,866		4,650,290
iRobot Corp.	28,608	[a,b]	389,069
Kontoor Brands, Inc.	50,858		2,981,296
La-Z-Boy, Inc.	44,057		1,533,624
LGI Homes, Inc.	20,805	[a]	2,455,198
M.D.C. Holdings, Inc.	60,857		3,808,431
M/I Homes, Inc.	28,089	[a]	3,579,100
Meritage Homes Corp.	37,359		6,187,024
Movado Group, Inc.	16,210		447,072
Newell Brands, Inc.	387,740		3,225,997
Oxford Industries, Inc.	14,696		1,395,091
Sonos, Inc.	129,503	[a]	2,017,657
Steven Madden Ltd.	71,219		2,982,652
Sturm Ruger & Co., Inc.	17,922		782,475
Topgolf Callaway Brands Corp.	143,182	[a]	1,885,707
Tri Pointe Homes, Inc.	98,659	[a]	3,406,695

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Consumer Durables & Apparel - 5.0% (continued)
Vista Outdoor, Inc.	58,425	[a]	1,639,990
Wolverine World Wide, Inc.	81,538		681,658
Worthington Enterprises, Inc.	31,266	[b]	1,783,413
			55,799,229
Consumer Services - 3.1%
Adtalem Global Education, Inc.	40,311	[a]	2,034,899
BJ's Restaurants, Inc.	23,650	[a]	818,526
Bloomin' Brands, Inc.	87,856		2,338,727
Brinker International, Inc.	44,263	[a]	1,894,014
Chuy's Holdings, Inc.	18,029	[a]	609,560
Cracker Barrel Old Country Store, Inc.	22,723	[b]	1,757,624
Dave & Buster's Entertainment, Inc.	34,529	[a]	1,848,337
Dine Brands Global, Inc.	15,615		728,440
Frontdoor, Inc.	80,769	[a]	2,645,992
Golden Entertainment, Inc.	21,949	[a]	842,403
Jack in the Box, Inc.	20,612		1,607,118
Mister Car Wash, Inc.	93,030	[a,b]	772,149
Monarch Casino & Resort, Inc.	13,582		936,207
Papa John's International, Inc.	33,153		2,436,082
Perdoceo Education Corp.	67,483		1,221,442
Sabre Corp.	389,355	[a]	1,596,355
Shake Shack, Inc., Cl. A	38,013	[a]	2,872,262
Six Flags Entertainment Corp.	73,767	[a]	1,859,666
Strategic Education, Inc.	22,155		2,083,899
Stride, Inc.	40,285	[a]	2,415,086
The Cheesecake Factory, Inc.	47,149	[b]	1,620,511
			34,939,299
Consumer Staples Distribution & Retail - .6%
PriceSmart, Inc.	25,217	[a]	1,916,996
SpartanNash Co.	35,045		786,059
The Andersons, Inc.	32,566		1,716,554
The Chefs' Warehouse, Inc.	36,142	[a]	1,150,038
United Natural Foods, Inc.	60,158	[a]	896,956
			6,466,603
Energy - 4.6%
Archrock, Inc.	141,005		2,304,022
Bristow Group, Inc.	23,857	[a]	629,348
California Resources Corp.	65,600		3,127,808
Callon Petroleum Co.	55,592	[a]	1,785,615
Comstock Resources, Inc.	94,852	[b]	740,794
CONSOL Energy, Inc.	28,285	[a]	2,675,761
Core Laboratories, Inc.	47,834		754,342
CVR Energy, Inc.	29,154		983,364
Dorian LPG Ltd.	34,969	[a,b]	1,309,239

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 4.6% (continued)
Dril-Quip, Inc.	33,766	[a]	677,684
Green Plains, Inc.	65,521	[a]	1,358,250
Helix Energy Solutions Group, Inc.	145,067	[a]	1,363,630
Helmerich & Payne, Inc.	101,100		4,070,286
Liberty Energy, Inc.	155,762		3,238,292
Nabors Industries Ltd.	9,083	[a]	768,240
Northern Oil & Gas, Inc.	92,736		3,106,656
Oceaneering International, Inc.	101,393	[a]	2,106,947
Oil States International, Inc.	66,215	[a]	408,547
Par Pacific Holdings, Inc.	56,068	[a]	2,051,528
Patterson-UTI Energy, Inc.	326,873		3,625,022
Peabody Energy Corp.	111,607		2,979,907
ProPetro Holding Corp.	83,710	[a]	708,187
REX American Resources Corp.	15,444	[a]	639,227
RPC, Inc.	85,403		624,296
SM Energy Co.	117,171		4,344,701
Talos Energy, Inc.	133,544	[a]	1,732,066
U.S. Silica Holdings, Inc.	78,649	[a]	843,117
Vital Energy, Inc.	25,331	[a]	1,110,258
World Kinect Corp.	61,697		1,392,501
			51,459,635
Equity Real Estate Investment Trusts - 6.7%
Acadia Realty Trust	96,900	[c]	1,653,114
Alexander & Baldwin, Inc.	73,185	[c]	1,267,564
American Assets Trust, Inc.	48,992	[c]	1,098,891
Apple Hospitality REIT, Inc.	214,871	[c]	3,450,828
Armada Hoffler Properties, Inc.	69,736	[c]	834,043
Brandywine Realty Trust	173,706	[c]	823,366
CareTrust REIT, Inc.	120,446	[c]	2,519,730
Centerspace	15,221	[c]	833,502
Chatham Lodging Trust	49,578	[c]	520,569
Community Healthcare Trust, Inc.	25,811	[c]	660,503
DiamondRock Hospitality Co.	209,423	[c]	1,914,126
Douglas Emmett, Inc.	168,543	[c]	2,283,758
Easterly Government Properties, Inc.	96,004	[b,c]	1,178,929
Elme Communities	89,165	[c]	1,291,109
Essential Properties Realty Trust, Inc.	157,368	[c]	3,920,037
Four Corners Property Trust, Inc.	92,343	[c]	2,161,750
Getty Realty Corp.	49,117	[c]	1,358,576
Global Net Lease, Inc.	195,682	[b,c]	1,653,513
Highwoods Properties, Inc.	106,539	[c]	2,447,201
Hudson Pacific Properties, Inc.	129,419	[a,c]	1,059,942
Innovative Industrial Properties, Inc.	28,454	[c]	2,652,766
JBG SMITH Properties	89,254	[c]	1,428,064

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Equity Real Estate Investment Trusts - 6.7% (continued)
LTC Properties, Inc.	42,063	[c]	1,311,104
LXP Industrial Trust	295,723	[c]	2,688,122
NexPoint Residential Trust, Inc.	22,855	[c]	698,220
Outfront Media, Inc.	146,533	[c]	1,907,860
Pebblebrook Hotel Trust	121,412	[c]	1,847,891
Phillips Edison & Co., Inc.	121,936	[c]	4,232,399
Retail Opportunity Investments Corp.	128,666	[c]	1,748,571
Safehold, Inc.	45,747	[b,c]	908,535
Saul Centers, Inc.	13,731	[c]	525,348
Service Properties Trust	168,677	[c]	1,303,873
SITE Centers Corp.	181,602	[c]	2,418,939
SL Green Realty Corp.	65,458	[c]	2,942,337
Summit Hotel Properties, Inc.	109,575	[c]	710,046
Sunstone Hotel Investors, Inc.	207,308	[c]	2,211,976
Tanger, Inc.	106,956	[c]	2,877,116
The Macerich Company	218,729	[c]	3,453,731
Uniti Group, Inc.	243,046	[c]	1,278,422
Universal Health Realty Income Trust	13,185	[c]	524,895
Urban Edge Properties	118,163	[c]	2,040,675
Veris Residential, Inc.	82,375	[c]	1,256,219
Whitestone REIT	47,741	[c]	616,814
Xenia Hotels & Resorts, Inc.	106,092	[c]	1,414,206
			75,929,180
Financial Services - 6.3%
Apollo Commercial Real Estate Finance, Inc.	129,818	[b,c]	1,448,769
Arbor Realty Trust, Inc.	190,819	[b,c]	2,537,893
ARMOUR Residential REIT, Inc.	48,835	[c]	930,307
Artisan Partners Asset Management, Inc., Cl. A	69,573		2,915,109
B. Riley Financial, Inc.	17,637	[b]	413,059
Blackstone Mortgage Trust, Inc., Cl. A	175,138	[b,c]	3,457,224
Bread Financial Holdings, Inc.	49,390		1,791,375
Brightsphere Investment Group, Inc.	33,480		740,578
Donnelley Financial Solutions, Inc.	25,314	[a]	1,572,506
Ellington Financial, Inc.	79,951	[b,c]	976,202
Encore Capital Group, Inc.	23,971	[a]	1,200,468
Enova International, Inc.	30,031	[a]	1,634,587
EVERTEC, Inc.	66,674	[a]	2,677,628
EZCORP, Inc., Cl. A	52,155	[a]	448,533
Franklin BSP Realty Trust, Inc.	84,304	[c]	1,080,777
Green Dot Corp., Cl. A	46,792	[a]	421,596
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	112,532	[b,c]	2,677,136

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Financial Services - 6.3% (continued)
Jackson Financial, Inc., Cl. A	71,994		3,604,740
KKR Real Estate Finance Trust, Inc.	59,491	[c]	728,170
Moelis & Co., Cl. A	67,254		3,696,952
Mr. Cooper Group, Inc.	66,669	[a]	4,490,824
Navient Corp.	86,718		1,493,284
NCR Atleos Corp.	68,644	[a]	1,536,939
New York Mortgage Trust, Inc.	92,411	[b,c]	724,502
NMI Holdings, Inc., Cl. A	81,564	[a]	2,603,523
Payoneer Global, Inc.	266,984	[a]	1,249,485
PennyMac Mortgage Investment Trust	88,031	[c]	1,262,365
Piper Sandler Cos.	15,252		2,646,069
PJT Partners, Inc., Cl. A	22,711		2,184,117
PRA Group, Inc.	40,306	[a]	917,768
PROG Holdings, Inc.	45,523	[a]	1,394,825
Radian Group, Inc.	156,154		4,525,343
Ready Capital Corp.	162,269	[b,c]	1,520,461
Redwood Trust, Inc.	121,430	[c]	814,795
StoneX Group, Inc.	27,595	[a]	1,814,371
Two Harbors Investment Corp.	97,805	[c]	1,218,650
Virtus Investment Partners, Inc.	6,855		1,618,534
Walker & Dunlop, Inc.	34,065		3,290,338
WisdomTree, Inc.	112,543		761,916
World Acceptance Corp.	3,539	[a]	464,706
			71,486,424
Food, Beverage & Tobacco - 1.9%
B&G Foods, Inc.	80,384	[b]	808,663
Calavo Growers, Inc.	18,368		479,221
Cal-Maine Foods, Inc.	41,149		2,280,478
Fresh Del Monte Produce, Inc.	34,242		841,668
J&J Snack Foods Corp.	15,669		2,494,975
John B. Sanfilippo & Son, Inc.	9,075	[a]	972,205
MGP Ingredients, Inc.	15,988		1,358,181
National Beverage Corp.	24,059	[a]	1,112,488
The Hain Celestial Group, Inc.	90,471	[a]	968,944
The Simply Good Foods Company	92,285	[a]	3,488,373
Tootsie Roll Industries, Inc.	17,564		572,411
TreeHouse Foods, Inc.	50,639	[a]	2,131,902
Universal Corp.	25,207		1,460,746
Vector Group Ltd.	134,666		1,409,953
WK Kellogg Co.	67,264		873,759
			21,253,967
Health Care Equipment & Services - 6.2%
AdaptHealth Corp.	83,112	[a]	600,069
Addus HomeCare Corp.	16,569	[a]	1,434,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 6.2% (continued)
Agiliti, Inc.	35,733	[a]	253,347
AMN Healthcare Services, Inc.	38,208	[a]	2,827,774
Apollo Medical Holdings, Inc.	42,641	[a]	1,481,775
Artivion, Inc.	39,844	[a]	666,192
Avanos Medical, Inc.	47,368	[a]	908,992
Certara, Inc.	107,898	[a]	1,743,632
CONMED Corp.	31,212		2,983,867
CorVel Corp.	9,168	[a]	2,157,597
Cross Country Healthcare, Inc.	33,462	[a]	711,067
Embecta Corp.	57,815		990,949
Enhabit, Inc.	52,524	[a]	529,967
Fulgent Genetics, Inc.	20,157	[a]	495,661
Glaukos Corp.	49,600	[a]	4,415,888
HealthStream, Inc.	24,562		653,840
ICU Medical, Inc.	20,385	[a]	1,865,839
Integer Holdings Corp.	33,887	[a]	3,433,431
LeMaitre Vascular, Inc.	19,923		1,156,331
Merit Medical Systems, Inc.	58,463	[a]	4,577,653
ModivCare, Inc.	12,664	[a]	503,647
National HealthCare Corp.	13,828		1,286,557
NeoGenomics, Inc.	128,818	[a]	1,912,947
Omnicell, Inc.	46,548	[a]	1,497,449
OraSure Technologies, Inc.	77,238	[a]	569,244
Owens & Minor, Inc.	78,580	[a]	1,548,812
Patterson Cos., Inc.	87,055		2,599,462
Pediatrix Medical Group, Inc.	84,145	[a]	787,597
Premier, Inc., Cl. A	120,105		2,596,670
Privia Health Group, Inc.	103,792	[a,b]	2,092,447
RadNet, Inc.	60,889	[a]	2,251,066
Schrodinger, Inc.	56,179	[a,b]	1,485,935
Select Medical Holdings Corp.	106,377		2,764,738
Simulations Plus, Inc.	15,963	[b]	604,998
STAAR Surgical Co.	50,040	[a]	1,401,620
Tandem Diabetes Care, Inc.	66,815	[a]	1,523,382
The Ensign Group, Inc.	57,062		6,460,560
U.S. Physical Therapy, Inc.	15,282		1,409,917
UFP Technologies, Inc.	7,079	[a]	1,192,882
Varex Imaging Corp.	40,469	[a,b]	779,838
Veradigm, Inc.	111,379	[a]	1,016,890
			70,175,404
Household & Personal Products - 1.3%
Central Garden & Pet Co.	9,549	[a,b]	447,848
Central Garden & Pet Co., Cl. A	41,538	[a]	1,714,689
Edgewell Personal Care Co.	51,645		1,913,447

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Household & Personal Products - 1.3% (continued)
Energizer Holdings, Inc.	67,045		2,119,963
Inter Parfums, Inc.	18,112		2,520,285
Medifast, Inc.	11,024		602,462
Nu Skin Enterprises, Inc., Cl. A	50,113		930,097
USANA Health Sciences, Inc.	11,115	[a]	520,404
WD-40 Co.	13,794		3,572,370
			14,341,565
Insurance - 2.8%
Ambac Financial Group, Inc.	46,113	[a]	749,336
American Equity Investment Life Holding Co.	63,498	[a]	3,505,725
AMERISAFE, Inc.	19,427		968,242
Assured Guaranty Ltd.	54,998		4,461,988
Employers Holdings, Inc.	26,600		1,109,752
Genworth Financial, Inc., Cl. A	458,546	[a]	2,829,229
Goosehead Insurance, Inc., Cl. A	24,936	[a]	1,925,059
HCI Group, Inc.	6,336	[b]	568,149
Horace Mann Educators Corp.	41,246		1,519,090
Lincoln National Corp.	171,658		4,712,012
Mercury General Corp.	26,701		1,069,375
Palomar Holdings, Inc.	25,073	[a]	1,501,120
ProAssurance Corp.	51,886	[a]	698,386
Safety Insurance Group, Inc.	15,113		1,259,064
SiriusPoint Ltd.	91,083	[a]	1,074,779
Stewart Information Services Corp.	28,065		1,730,488
Trupanion, Inc.	36,368	[a,b]	989,210
United Fire Group, Inc.	21,650		485,176
			31,156,180
Materials - 5.5%
AdvanSix, Inc.	27,282		692,417
Alpha Metallurgical Resources, Inc.	12,054		4,812,439
ATI, Inc.	129,003	[a]	5,272,353
Balchem Corp.	32,922		4,614,347
Carpenter Technology Corp.	50,100		3,085,659
Century Aluminum Co.	51,585	[a]	575,173
Clearwater Paper Corp.	16,861	[a]	555,907
Compass Minerals International, Inc.	34,279	[b]	770,935
H.B. Fuller Co.	54,658		4,141,437
Hawkins, Inc.	19,237		1,280,607
Haynes International, Inc.	12,935		720,091
Ingevity Corp.	34,499	[a]	1,502,776
Innospec, Inc.	25,202		2,926,204
Kaiser Aluminum Corp.	16,221		1,052,743
Koppers Holdings, Inc.	20,880		1,067,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 5.5% (continued)
Materion Corp.	20,891		2,443,620
Mativ Holdings, Inc.	54,698		658,017
Mercer International, Inc.	45,903		388,339
Minerals Technologies, Inc.	32,887		2,149,165
Myers Industries, Inc.	36,917		692,194
O-I Glass, Inc.	157,103	[a]	2,287,420
Olympic Steel, Inc.	9,824		663,906
Quaker Chemical Corp.	13,983		2,655,931
Sealed Air Corp.	146,344		5,056,185
Sensient Technologies Corp.	42,638		2,644,835
Stepan Co.	21,429		1,912,967
SunCoke Energy, Inc.	84,454		865,653
Sylvamo Corp.	36,234		1,682,345
TimkenSteel Corp.	39,760	[a]	817,068
Warrior Met Coal, Inc.	53,006		3,401,395
Worthington Steel, Inc.	30,898	[b]	925,395
			62,315,326
Media & Entertainment - 1.8%
AMC Networks, Inc., Cl. A	31,165	[a]	563,775
CarGurus, Inc.	86,399	[a]	2,007,913
Cars.com, Inc.	61,869	[a]	1,078,377
Cinemark Holdings, Inc.	108,633	[a]	1,502,394
John Wiley & Sons, Inc., Cl. A	43,502		1,472,108
Madison Square Garden Sports Corp.	16,881	[a]	3,124,673
QuinStreet, Inc.	53,166	[a]	673,613
Scholastic Corp.	28,007		1,076,589
Shutterstock, Inc.	24,500		1,150,765
TechTarget, Inc.	25,730	[a]	879,194
The E.W. Scripps Company, Cl. A	61,094	[a]	486,919
The Marcus Corp.	23,883		324,331
Thryv Holdings, Inc.	30,752	[a]	628,571
TripAdvisor, Inc.	109,396	[a]	2,362,954
Yelp, Inc.	69,481	[a]	3,038,404
			20,370,580
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Alkermes PLC	168,683	[a]	4,562,875
Amphastar Pharmaceuticals, Inc.	37,784	[a]	2,016,154
ANI Pharmaceuticals, Inc.	15,411	[a]	860,242
Arcus Biosciences, Inc.	54,625	[a]	827,022
BioLife Solutions, Inc.	35,572	[a,b]	604,724
Catalyst Pharmaceuticals, Inc.	113,463	[a]	1,633,867
Collegium Pharmaceutical, Inc.	32,736	[a]	1,078,979
Corcept Therapeutics, Inc.	91,248	[a]	1,925,333
Cytek Biosciences, Inc.	101,390	[a,b]	765,494

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
Cytokinetics, Inc.	99,461	[a]	7,770,888
Dynavax Technologies Corp.	129,472	[a]	1,672,778
Fortrea Holdings, Inc.	90,247	[a]	2,794,047
Harmony Biosciences Holdings, Inc.	33,665	[a]	1,061,794
Innoviva, Inc.	57,566	[a]	932,569
Ironwood Pharmaceuticals, Inc.	140,640	[a]	1,995,682
Ligand Pharmaceuticals, Inc.	16,519	[a]	1,207,539
Mesa Laboratories, Inc.	5,226		478,806
Myriad Genetics, Inc.	90,994	[a]	1,946,362
Organon & Co.	260,343		4,334,711
Pacira Biosciences, Inc.	47,539	[a]	1,549,296
Phibro Animal Health Corp., Cl. A	20,378		220,286
Prestige Consumer Healthcare, Inc.	50,372	[a]	3,099,893
REGENXBIO, Inc.	40,831	[a]	503,038
Supernus Pharmaceuticals, Inc.	55,851	[a]	1,545,956
Vericel Corp.	48,121	[a]	2,068,241
Vir Biotechnology, Inc.	86,914	[a]	816,992
Xencor, Inc.	61,820	[a]	1,156,034
			49,429,602
Real Estate Management & Development - .7%
Anywhere Real Estate, Inc.	113,458	[a]	807,821
Cushman & Wakefield PLC	172,706	[a]	1,816,867
eXp World Holdings, Inc.	78,966		977,599
Kennedy-Wilson Holdings, Inc.	121,596		1,270,678
Marcus & Millichap, Inc.	23,996	[a]	914,008
The St. Joe Company	36,032		1,988,966
			7,775,939
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd.	23,498	[a]	602,959
Axcelis Technologies, Inc.	33,298	[a]	4,330,405
CEVA, Inc.	24,053	[a]	461,818
Cohu, Inc.	47,170	[a]	1,502,836
Diodes, Inc.	46,836	[a]	3,153,000
FormFactor, Inc.	79,026	[a]	3,063,838
Ichor Holdings Ltd.	30,039	[a]	1,087,412
Kulicke & Soffa Industries, Inc.	57,420		2,889,374
MaxLinear, Inc.	74,559	[a]	1,552,318
PDF Solutions, Inc.	31,363	[a]	978,526
Photronics, Inc.	64,294	[a]	1,878,671
Semtech Corp.	65,910	[a]	1,307,654
SiTime Corp.	17,470	[a]	1,861,778
SMART Global Holdings, Inc.	52,366	[a]	1,028,992
SolarEdge Technologies, Inc.	57,479	[a,b]	3,822,353

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 2.9% (continued)
Ultra Clean Holdings, Inc.	44,941	[a]	1,716,746
Veeco Instruments, Inc.	56,428	[a]	1,798,925
			33,037,605
Software & Services - 4.0%
A10 Networks, Inc.	70,116		937,451
ACI Worldwide, Inc.	110,638	[a]	3,326,885
Adeia, Inc.	110,171		1,337,476
Agilysys, Inc.	20,862	[a]	1,746,358
Alarm.com Holdings, Inc.	50,855	[a]	3,093,001
Cerence, Inc.	40,444	[a]	809,689
Consensus Cloud Solutions, Inc.	18,496	[a]	402,103
Digital Turbine, Inc.	94,507	[a]	509,393
DoubleVerify Holdings, Inc.	141,125	[a]	5,646,411
DXC Technology Co.	197,354	[a]	4,302,317
Envestnet, Inc.	50,358	[a]	2,573,294
InterDigital, Inc.	26,081		2,739,809
Liveramp Holdings, Inc.	66,281	[a]	2,616,774
N-Able, Inc.	71,191	[a]	924,059
NCR Voyix Corp.	135,541	[a]	1,992,453
Perficient, Inc.	35,170	[a]	2,396,132
Progress Software Corp.	44,034		2,501,572
SPS Commerce, Inc.	37,135	[a]	6,825,413
Xperi, Inc.	43,801	[a]	467,795
			45,148,385
Technology Hardware & Equipment - 5.1%
ADTRAN Holdings, Inc.	71,605	[a]	448,605
Advanced Energy Industries, Inc.	37,653		3,922,690
Arlo Technologies, Inc.	95,634	[a]	849,230
Badger Meter, Inc.	29,881		4,302,565
Benchmark Electronics, Inc.	36,342		985,595
Corsair Gaming, Inc.	43,892	[a]	558,745
CTS Corp.	31,498		1,293,308
Digi International, Inc.	36,823	[a]	895,167
ePlus, Inc.	27,227	[a]	2,056,728
Extreme Networks, Inc.	130,849	[a]	1,767,770
Fabrinet	36,850	[a]	7,867,843
Harmonic, Inc.	115,233	[a]	1,348,226
Insight Enterprises, Inc.	28,037	[a]	5,179,555
Itron, Inc.	46,250	[a]	3,336,475
Knowles Corp.	92,135	[a]	1,502,722
Methode Electronics, Inc.	36,803		764,030
NETSCOUT Systems, Inc.	72,619	[a]	1,562,035
OSI Systems, Inc.	15,785	[a]	2,020,954

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 5.1% (continued)
PC Connection, Inc.	11,568		746,252
Plexus Corp.	27,970	[a]	2,649,318
Rogers Corp.	17,235	[a]	1,986,678
Sanmina Corp.	58,152	[a]	3,478,653
ScanSource, Inc.	25,020	[a]	982,285
TTM Technologies, Inc.	104,135	[a]	1,448,518
Viasat, Inc.	76,773	[a,b]	1,706,664
Viavi Solutions, Inc.	224,554	[a]	2,207,366
Xerox Holdings Corp.	113,780		2,100,379
			57,968,356
Telecommunication Services - .9%
ATN International, Inc.	10,684		394,240
Cogent Communications Holdings, Inc.	43,956	[b]	3,393,403
Consolidated Communications Holdings, Inc.	75,078	[a]	325,839
EchoStar Corp., Cl. A	123,719	[a,b]	1,656,597
Gogo, Inc.	62,921	[a]	556,851
Lumen Technologies, Inc.	1,036,118	[a]	1,264,064
Shenandoah Telecommunications Co.	51,457		1,054,354
Telephone & Data Systems, Inc.	101,272		1,945,435
			10,590,783
Transportation - 2.3%
Alaska Air Group, Inc.	129,337	[a,b]	4,634,145
Allegiant Travel Co.	15,492		1,214,573
ArcBest Corp.	24,027		2,862,336
Forward Air Corp.	26,361		1,168,583
Heartland Express, Inc.	46,269		599,184
Hub Group, Inc., Cl. A	63,344	[a]	2,868,216
JetBlue Airways Corp.	335,399	[a]	1,780,969
Marten Transport Ltd.	57,795		1,069,207
Matson, Inc.	35,629		3,991,517
RXO, Inc.	118,736	[a]	2,469,709
SkyWest, Inc.	41,377	[a]	2,203,739
Sun Country Airlines Holdings, Inc.	39,301	[a]	534,887
			25,397,065
Utilities - 1.9%
American States Water Co.	37,504		2,797,798
Avista Corp.	78,464		2,668,561
California Water Service Group	58,629		2,654,135
Chesapeake Utilities Corp.	21,904		2,218,437
Clearway Energy, Inc., Cl. A	36,356		816,556
Clearway Energy, Inc., Cl. C	82,238		1,993,449
Middlesex Water Co.	18,020		1,008,579
Northwest Natural Holding Co.	37,403		1,378,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - 1.9% (continued)
Otter Tail Corp.		42,515		3,844,206
SJW Group		29,043		1,729,220
Unitil Corp.		16,837		800,094
				21,909,710
Total Common Stocks (cost $780,514,012)				1,117,010,656

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Core S&P Small-Cap ETF (cost $5,064,182)		48,564		5,050,656
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 (cost $16,946)		9,476	[d]	0
Omniab Operations, Inc.-Earnout 15.0 (cost $16,946)		9,476	[d]	0
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,258,709)	5.40	3,258,709	[e]	3,258,709

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,371,877)	5.40	11,371,877	[e]	11,371,877
Total Investments (cost $800,242,672)		100.8%		1,136,691,898
Liabilities, Less Cash and Receivables		(.8%)		(9,253,883)
Net Assets		100.0%		1,127,438,015

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $41,100,901 and the value of the collateral was $43,316,882, consisting of cash collateral of $11,371,877 and U.S. Government & Agency securities valued at $31,945,005. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at January 31, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	59	3/15/2024	5,996,808	5,769,905	(226,903)
Gross Unrealized Depreciation				(226,903)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,117,010,656	-	-	1,117,010,656
Exchange-Traded Funds	5,050,656	-	-	5,050,656
Rights	-	-	0	0
Investment Companies	14,630,586	-	-	14,630,586
Liabilities ($)
Other Financial Instruments:
Futures††	(226,903)	-	-	(226,903)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized appreciation on investments was $336,222,323, consisting of $442,675,202 gross unrealized appreciation and $106,452,879 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.